Goodwill and Intangible Assets - Summary of Consolidated Goodwill and Intangible Assets of Reportable Segments (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets	₱ 8,204	₱ 8,901
Goodwill	61,379	61,379
Total goodwill and intangible assets	69,583	70,280
Franchise [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets	1,869	2,055
Customer List [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets	1,446	1,957
Spectrum [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets	134	214
Licenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets	35	42
Others [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets	215	128
Wireless [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets	8,204	8,901
Goodwill	56,571	56,571
Total goodwill and intangible assets	64,775	65,472
Wireless [Member] | Franchise [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets	1,869	2,055
Wireless [Member] | Customer List [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets	1,446	1,957
Wireless [Member] | Spectrum [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets	134	214
Wireless [Member] | Licenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets	35	42
Wireless [Member] | Others [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets	215	128
Fixed Line [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Goodwill	4,808	4,808
Total goodwill and intangible assets	4,808	4,808
Trademark [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets	4,505	4,505
Total goodwill and intangible assets	4,505	4,505
Trademark [Member] | Wireless [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets	₱ 4,505	₱ 4,505